THE ADVISORS’ INNER CIRCLE FUND III	GQG US EQUITY ETF JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value
BERMUDA — 2.2%
Financials — 2.2%
RenaissanceRe Holdings	39,518	$12,523,254
TOTAL BERMUDA		12,523,254

SWITZERLAND — 3.4%
Health Care — 3.4%
Novartis ADR	121,846	19,095,705
TOTAL SWITZERLAND		19,095,705

UNITED KINGDOM — 1.2%
Energy — 1.2%
BP PLC ADR	187,531	6,929,271
TOTAL UNITED KINGDOM		6,929,271

UNITED STATES — 91.4%
Communication Services — 9.2%
AT&T	1,051,529	21,766,650
Meta Platforms, Cl A	12,209	6,877,208
Verizon Communications	542,505	22,969,662
		51,613,520
Consumer Discretionary — 1.7%
McDonald's	34,594	9,351,104

Consumer Staples — 17.5%
Altria Group	483,017	34,753,073
Coca-Cola	246,375	20,022,896
Hershey	47,232	8,286,855
PepsiCo	—	—
Philip Morris International	194,369	35,163,296
		98,226,120
Energy — 11.3%
Chevron	56,164	9,309,744
Devon Energy	206,022	8,512,829
Diamondback Energy	33,059	5,811,111
Exxon Mobil	289,197	39,539,014
		63,172,698
Financials — 17.0%
Allstate	102,448	24,376,477

THE ADVISORS’ INNER CIRCLE FUND III	GQG US EQUITY ETF JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Financials (continued)
Bank of America	196,552	$11,199,533
Cincinnati Financial	69,563	12,878,894
Old Republic International	104,228	4,265,010
Progressive	104,720	22,876,084
State Street	64,237	10,894,595
Travelers	26,800	8,847,216
		95,337,809
Health Care — 9.9%
AbbVie	43,376	10,915,137
Cigna Group	88,203	24,315,803
CVS Health	137,212	14,194,581
Intuitive Surgical *	15,431	6,136,600
		55,562,121
Information Technology — 5.9%
Apple	24,474	7,081,796
Dell Technologies, Cl C	22,877	9,870,510
Microsoft	12,785	4,769,061
NVIDIA	56,995	11,404,130
		33,125,497
Utilities — 18.9%
American Electric Power	82,405	11,273,828
American Water Works	153,177	20,155,030
Atmos Energy	69,105	11,904,718
CenterPoint Energy	271,784	11,969,367
Duke Energy	85,506	10,823,350
Exelon	306,616	14,294,438
NextEra Energy	124,182	10,899,454
Xcel Energy	185,502	14,895,811
		106,215,996

TOTAL UNITED STATES		512,604,865
Total Common Stock
(Cost $535,466,718)		551,153,095

Total Investments— 98.2%
(Cost $535,466,718)		$551,153,095

THE ADVISORS’ INNER CIRCLE FUND III	GQG US EQUITY ETF JUNE 30, 2026 (Unaudited)

Percentages are based on Net Assets of $561,192,116.

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

GQG-QH-007-0200